Expense Example - Invesco Global Equity Net Zero ETF - Invesco Global Equity Net Zero ETF	Jul. 08, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	$ 61